NOTE 10. LOSS PER SHARE	12 Months Ended
Dec. 31, 2021
NOTE 10. LOSS PER SHARE

NOTE 10. LOSS PER SHARE

	Consolidated
	December 31, 2021	December 31, 2020	December 31, 2019
Loss after income tax attributable to shareholders	A$(5,771,510)	A$(10,034,077)	A$(15,646,147)
Number of ordinary shares	9,329,420	6,513,671	3,377,386
Weighted average number of ordinary shares on issue	8,292,403	4,311,360	3,377,386
Basic and diluted loss per share	A$(0.70)	A$ (2.33)	A$ (4.63)